Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Relevant Exchange Rates

The relevant exchange rates are listed below:

	For the Years Ended December 31
	2025	2024	2023

Period Ended RMB: USD exchange rate	6.9931	7.2993	7.0999
Period Average RMB: USD exchange rate	7.1875	7.1957	7.0809

Schedule of Estimated Useful Lives of the Assets	Depreciation commences upon placing the asset in use and is recognized on a straight-line basis over the estimated useful lives of the assets with 5% of residual value, as follows:
Useful lives
Buildings	10 - 20 years
Machinery and equipment	3-10 years
Transportation vehicles	4 years
Office furniture and equipment	5-10 years
Electronic equipment	2-5 years

Schedule of Intangible Assets	Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Useful lives
Patents	10 years
Trademark	10 years
Software	10 years
Land use rights	50 years